UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/17

Date of reporting period: 6/30/18

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2018

     August, 2018

Dear Fellow Shareholders:

     After a challenging start to the year in the first quarter, most financial markets fared better during the second quarter of 2018, as investors began to acclimate to the changing macro and political environment and frequent bouts of volatility. Risk assets generally moved higher during June, although volatility returned amid ongoing macro-economic uncertainty. Primary topics of concern to investors included trade protectionism and the potential negative impacts that tariffs could have on economic growth, in addition to the current policy stance of central banks and talk of “quantitative tightening.” When the Federal Reserve (“Fed”) met in June, it determined to raise its benchmark policy rate by a quarter percentage point for the second time this year. Comments from the Federal Open Market Committee meeting leaned slightly more hawkish, continuing to imply the potential for two additional rate hikes in 2018. We feel that the likelihood of further rate increases is supported by stable growth in the U.S. economy, and rate increases may not be disruptive if corporate earnings reports continue to meet or exceed expectations, as has generally been the case since the beginning of the year. Nonetheless, we continue to believe that the investment landscape is shifting, as new government policies are enacted and central banks become less accommodative.

High Yield Market

     The Bloomberg Barclays U.S. Corporate High Yield Total Return Index (the “High Yield Index”) produced a total return of +1.03% for the quarter ended June 30, 2018, trading in a relatively tight range despite volatility in other risk asset classes. The positive performance of the high yield market during the quarter was largely attributable, in our opinion, to the lack of new issue supply, some stabilization of outflows in the mutual fund category, and a more moderate rise in U.S. Treasury yields. The lower-quality segment of the High Yield Index outperformed during the second quarter and that segment remains the performance leader year-to-date, as market participants demonstrated an appetite for credit risk, and appear to have been less concerned with regard to corporate solvency, given the economic backdrop. For the quarter, the BB-rated segment of the High Yield Index was -0.17% while the CCC-rated segment was +2.87%. For the year-to-date period, the BB-rated segment generated a -1.77% return while the CCC-rated segment generated a +3.17% return. Through June, the year-to-date returns of the 10-year U.S. Treasury and the Barclays U.S. Investment Grade Corporate Bond Index were -2.67% and -3.27% respectively, while the S&P 500 was up +2.65%.

     The average bond price of the High Yield Index decreased to $98.01 at the end of June from $98.69 at the end of March.  Year-to-date, the average bond price of the High Yield Index is down $2.90 from $100.91 at the end of 2017.  Activity in the high yield primary market declined for the third month in a row in June. A total of $16.2 billion of new issuance priced during the month, bringing the year-to-date volume to $126.3 billion, compared to $175.8 billion over the same time last year.  Refinancing proceeds accounted for 64% of the year-to-date issuance, compared to 63% for all of 2017.  Acquisition proceeds accounted for 19% of year-to-date issuance compared to 18% for all of 2017.  Credit trends, distressed debt, and the default rate all remained reasonably steady. In general, we believe these measures should remain reasonably stable over the foreseeable future, but we are monitoring them closely, as we believe they are important indicators not only for the direction of the high yield market, but also for the equity market and our equity strategy.

NOT A PART OF THE SEMI-ANNUAL REPORT

High Yield Strategy

     With respect to Aquila Three Peaks High Income Fund, we remain underweight in lower credit quality names and underweight in the more cyclical industries; positions which have been a hindrance to the strategy’s performance relative to the High Yield Index year-to-date. We continue to believe a more defensive approach in the high yield asset class remains prudent in the current environment. With the Fed raising short-term rates, increasing economic and geopolitical uncertainties, and yield spreads near the low end of their long-term range, we believe our stance in lower-duration bonds, higher credit quality names, and less cyclical industries should be beneficial to the return profile. In addition, we believe that the maturity curve and the credit-quality curve across the high yield market is reasonably narrow, meaning that the compensation available for taking on interest rate or credit risk is not as generous as it has been historically, and certainly not at a level which we find compelling. As such, we have continued to look for opportunities to reduce the duration, and improve the credit quality. Should interest rates continue to rise, or should economic and corporate solvency concerns begin to resurface, we believe this approach may well help to limit performance volatility.

U.S. Equity Market

     The U.S. equity market generally fared well in the second quarter and the first half of 2018, with the S&P 500 Index +3.43% and +2.65% respectively, although the S&P 500 Index has yet to return to January’s high of 2,873. Investment style categories that have lagged the most year-to-date include value versus growth, large-cap versus small-cap, and highly-leveraged versus strong balance sheet companies. Performance among the S&P 500 sectors continues to be led by consumer discretionary and technology, which year-to-date have returned +11.5% and +10.9%, respectively.

Equity Strategy

     During the second quarter, our underweight position versus the Energy sector was a primary contributor to the equity strategy’s underperformance relative to the S&P 500 Index, as the price of oil increased from $65 per barrel at the end of March to nearly $75 per barrel by the end of June. In addition, our underweight position in the Real Estate and Utility sectors, resulting from concerns about rising interest rates, also hindered the strategy’s performance during the period. The strategy’s position in select Industrial and Consumer Staple names provided outperformance which was somewhat offset by underperformance in Materials and Real Estate positions. We continue to believe that fundamental credit concerns across the equity market are modest, and that many companies will continue to experience positive earnings growth and produce increased free cash flow. We continually strive to take a rigorous approach to individual security selection and sector weightings in an attempt to reduce risks within the equity strategy.

     We intend to continue to focus our research efforts on finding companies that operate in what we deem to be relatively stable industries and with management teams that are, in our view, exceptionally communicative and focused on strengthening the balance sheet while growing operations.  We remain committed to our goal to find companies and securities that we believe are likely to exhibit less price fluctuation should market volatility increase.  As mentioned above, we continue to believe our relatively higher-quality and lower-duration positioning is prudent within our high yield strategy.  We also believe our approach to seeking to select companies that are using leverage prudently to support free cash flow generation should continue to benefit the performance of our equity strategy over time.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Thank you for your continued support and investment.

Sandy R. Rufenacht	Diana P. Herrmann
Co-Portfolio Manager	President

     Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

     Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

     Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

The Fund may invest in junk bonds , the risks of which are detailed above in connection with Aquila Three Peaks High Income Fund.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the historical or future performance of either Fund are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purpose.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (96.3%)	Value

	Consumer Discretionary (22.4%)
	Advertising Services (0.7%)
	Lamar Media Corp.
$1,400,000	5.000%, 05/01/23	$1,419,250

	Cable/Satellite TV (1.5%)
	CCO Holdings LLC
1,450,000	5.250%, 03/15/21	1,459,969
1,425,000	5.750%, 01/15/24	1,428,562
		2,888,531

	Casino Hotels (3.2%)
	Boyd Gaming Corp.
3,000,000	6.875%, 05/15/23	3,142,500

	MGM Resorts International
1,425,000	6.750%, 10/01/20	1,492,688
975,000	6.625%, 12/15/21	1,027,406

	Wynn Las Vegas, LLC
675,000	4.250%, 05/30/23 144A	641,250
		6,303,844

	Casino Services (1.8%)
	Eldorado Resorts, Inc.
3,350,000	7.000%, 08/01/23	3,517,500

	Casinos & Gaming (4.5%)
	International Game Technology PLC
1,200,000	5.625%, 02/15/20 144A	1,215,000

	Pinnacle Entertainment, Inc.
2,100,000	5.625%, 05/01/24	2,180,115

	Scientific Games International, Inc.
5,000,000	10.000%, 12/01/22	5,334,850
		8,729,965

	Cruise Lines (1.2%)
	NCL Corp. Ltd.
2,350,000	4.750%, 12/15/21 144A	2,344,125

1  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Food - Catering (1.2%)
	Aramark Corp.
$2,250,000	5.125%, 01/15/24	$2,250,000

	Funeral Service & Related Items (1.9%)
	Service Corp. International
2,600,000	5.375%, 01/15/22	2,626,000
1,000,000	5.375%, 05/15/24	1,022,500
		3,648,500

	Internet Content - Entertainment (1.0%)
	Netflix, Inc.
1,150,000	5.375%, 02/01/21	1,181,970
675,000	5.500%, 02/15/22	694,305
		1,876,275

	Racetracks (1.0%)
	GLP Capital LP
1,925,000	4.875%, 11/01/20	1,946,656

	Radio (0.3%)
	Sirius XM Radio, Inc.
675,000	6.000%, 07/15/24 144A	687,656

	Resorts/Theme Parks (0.6%)
	Cedar Fair LP
1,100,000	5.375%, 06/01/24	1,111,000

	Security Services (0.5%)
	Prime Security Services Borrower, LLC
1,000,000	9.250%, 05/15/23 144A	1,064,700

	Theaters (3.0%)
	Cinemark Holdings, Inc.
2,525,000	5.125%, 12/15/22	2,547,094
1,200,000	4.875%, 06/01/23	1,175,850

2  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Theaters (continued)
	Live Nation Entertainment, Inc.
$2,150,000	5.375%, 06/15/22 144A	$2,187,625
		5,910,569
	Total Consumer Discretionary	43,698,571

	Consumer Staples (6.1%)
	Consumer Products - Miscellaneous (1.1%)
	Central Garden & Pet Co.
2,100,000	6.125%, 11/15/23	2,170,875

	Distribution/Wholesale (0.7%)
	Performance Food Group Co.
1,425,000	5.500%, 06/01/24 144A	1,407,188

	Diversified Operations (1.3%)
	HRG Group, Inc.
2,500,000	7.750%, 01/15/22	2,568,750

	Food - Miscellaneous/Diversified (1.0%)
	Pinnacle Foods, Inc.
1,800,000	5.875%, 01/15/24	1,896,750

	Food - Retail (1.3%)
	Ingles Markets, Inc.
2,500,000	5.750%, 06/15/23	2,462,500

	Food - Wholesale/Distributors (0.7%)
	US Foods, Inc.
1,325,000	5.875%, 06/15/24 144A	1,348,188
	Total Consumer Staples	11,854,251

	Energy (10.6%)
	Gas - Distribution (1.4%)
	NGL Energy Partners LP
2,750,000	5.125%, 07/15/19	2,753,437

3  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Energy (continued)
	Midstream Oil & Gas (4.1%)
	Energy Transfer Equity, LP
$2,525,000	7.500%, 10/15/20	$2,692,281

	Genesis Energy LP
1,450,000	6.000%, 05/15/23	1,422,812

	PBF Logistics LP
2,000,000	6.875%, 05/15/23	2,017,500

	Rockies Express Pipeline, LLC
775,000	6.000%, 01/15/19 144A	783,719

	Targa Resources Partners LP
1,000,000	4.125%, 11/15/19	1,000,000
		7,916,312

	Oil Company - Exploration & Production (2.6%)
	Antero Resources Corp.
1,400,000	5.375%, 11/01/21	1,417,500

	Continental Resources, Inc.
2,425,000	5.000%, 09/15/22	2,457,041

	SM Energy Co.
1,150,000	6.125%, 11/15/22	1,178,750
		5,053,291

	Oil Refining & Marketing (2.5%)
	Calumet Specialty Products Partners LP
2,000,000	6.500%, 04/15/21	1,990,000

	Murphy Oil USA, Inc.
1,425,000	6.000%, 08/15/23	1,457,063

	PBF Holdings Co. LLC
1,425,000	7.000%, 11/15/23	1,474,875
		4,921,938
	Total Energy	20,644,978

4  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Financials (11.4%)
	Finance - Other Services (0.5%)
	VFH Parent LLC
$1,000,000	6.750%, 06/15/22 144A	$1,032,510

	Financial Guarantee Insurance (0.8%)
	MGIC Investment Corp.
1,500,000	5.750%, 08/15/23	1,530,000

	REITS - Diversified (3.2%)
	CoreCivic, Inc.
625,000	5.000%, 10/15/22	625,000

	Equinix, Inc.
900,000	5.375%, 01/01/22	927,000
2,200,000	5.375%, 04/01/23	2,251,975

	The Geo Group, Inc.
600,000	5.875%, 01/15/22	607,500

	SBA Communications Corp.
1,000,000	4.875%, 07/15/22	991,250

	VICI Properties 1 LLC/VICI FC, Inc.
725,000	8.000%, 10/15/23	804,750
		6,207,475

	REITS - Healthcare (1.0%)
	MPT Operating Partnership LP
1,925,000	6.375%, 03/01/24	2,016,438

	REITS - Hotels (3.9%)
	Ryman Hospitality Properties
3,550,000	5.000%, 04/15/21	3,558,875
4,125,000	5.000%, 04/15/23	4,094,063
		7,652,938

	REITS - Mortgage (0.5%)
	iStar, Inc.
950,000	5.000%, 07/01/19	947,625

5  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Financials (continued)
	REITS - Storage (1.5%)
	Iron Mountain, Inc.
$2,850,000	6.000%, 08/15/23	$2,914,125
	Total Financials	22,301,111

	Healthcare (8.2%)
	Dialysis Centers (0.8%)
	DaVita, Inc.
1,450,000	5.750%, 08/15/22	1,474,476

	Medical Equipment (0.6%)
	Teleflex, Inc.
1,150,000	5.250%, 06/15/24	1,175,875

	Medical - HMO (1.6%)
	Centene Corp.
2,450,000	5.625%, 02/15/21	2,501,756
625,000	6.125%, 02/15/24	658,594
		3,160,350

	Medical - Hospitals (3.0%)
	HCA Holdings, Inc.
1,000,000	4.250%, 10/15/19	1,007,500
1,425,000	6.500%, 02/15/20	1,479,328
925,000	6.250%, 02/15/21	959,687
925,000	7.500%, 02/15/22	1,005,937

	LifePoint Health, Inc.
1,425,000	5.500%, 12/01/21	1,423,219
		5,875,671

	Medical Products (1.0%)
	Hill-Rom Holdings, Inc.
2,000,000	5.750%, 09/01/23 144A	2,035,000

6  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Healthcare (continued)
	Physical Therapy/Rehabilitation Centers (1.2%)
	Encompass Health Corp.
$1,375,000	5.125%, 03/15/23	$1,375,000
1,000,000	5.750%, 11/01/24	1,000,580
		2,375,580
	Total Healthcare	16,096,952

	Industrials (15.3%)
	Aerospace/Defense - Equipment (5.4%)
	KLX, Inc.
2,375,000	5.875%, 12/01/22 144A	2,467,031

	Moog, Inc.
675,000	5.250%, 12/01/22 144A	688,500

	Northrop Grumman Innovation Systems, Inc.
2,000,000	5.250%, 10/01/21	2,054,000
900,000	5.500%, 10/01/23	942,030

	TransDigm, Inc.
1,050,000	5.500%, 10/15/20	1,050,000
3,250,000	6.000%, 07/15/22	3,267,225
		10,468,786

	Building - Heavy Construction (0.7%)
	MasTec, Inc.
1,350,000	4.875%, 03/15/23	1,306,976

	Commercial Services - Finance (0.6%)
	IHS Markit Ltd.
1,075,000	5.000%, 11/01/22 144A	1,084,406

	Consulting Services (1.0%)
	FTI Consulting, Inc.
1,925,000	6.000%, 11/15/22	1,975,531

7  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Industrials (continued)
	Diversified Manufacturing Operations (1.3%)
	Actuant Corp.
$500,000	5.625%, 06/15/22	$506,250

	EnPro Industries, Inc.
2,000,000	5.875%, 09/15/22	2,040,000
		2,546,250

	Electric Products - Miscellaneous (0.7%)
	WESCO Distribution, Inc.
1,425,000	5.375%, 12/15/21	1,451,719

	Engineering/R&D Services (0.3%)
	Engility Corp.
600,000	8.875%, 09/01/24	627,000

	Machinery - Construction & Mining (0.6%)
	Blueline Rental LLC
1,000,000	9.250%, 03/15/24 144A	1,063,900

	Rental Auto/Equipment (0.3%)
	United Rentals North America, Inc.
625,000	4.625%, 07/15/23	623,438

	Rubber/Plastic Products (1.0%)
	Gates Global LLC
2,000,000	6.000%, 07/15/22 144A	2,025,000

	Security Services (0.7%)
	ADT Corp.
1,475,000	4.125%, 06/15/23	1,382,812

	Transportation - Truck (1.8%)
	XPO Logistics, Inc.
3,400,000	6.500%, 06/15/22 144A	3,476,500

	Waste Management (0.9%)
	Advanced Disposal Services, Inc.
725,000	5.625%, 11/15/24 144A	721,375

8  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Industrials (continued)
	Waste Management (continued)
	Covanta Holding Corp.
$1,000,000	6.375%, 10/01/22	$1,021,250
		1,742,625
	Total Industrials	29,774,943

	Information Technology (8.4%)
	Applications Software (0.3%)
	PTC, Inc.
600,000	6.000%, 05/15/24	624,000

	Commercial Services - Finance (0.3%)
	WEX, Inc.
550,000	4.750%, 02/01/23 144A	552,585

	Computer Services (0.9%)
	GCI LLC
1,750,000	6.750%, 06/01/21	1,767,500

	Computers (1.1%)
	Dell International LLC/EMC Corp.
1,975,000	7.125%, 06/15/24 144A	2,092,372

	Data Processing/Management (0.9%)
	First Data Corp.
1,700,000	5.750%, 01/15/24 144A	1,700,034

	Electronic Components - Semiconductors (1.1%)
	Amkor Technology, Inc.
2,000,000	6.375%, 10/01/22	2,035,000

	Office Automation & Equipment (0.7%)
	CDW Corp.
1,400,000	5.000%, 09/01/23	1,401,260

	Telecommunication Equipment (2.0%)
	Anixter, Inc.
3,825,000	5.625%, 05/01/19	3,891,937

9  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Information Technology (continued)
	Travel Services (0.5%)
	Sabre GLBL, Inc.
$1,000,000	5.375%, 04/15/23 144A	$1,010,000

	Web Hosting/Design (0.6%)
	VeriSign, Inc.
1,225,000	4.625%, 05/01/23	1,232,656
	Total Information Technology	16,307,344

	Materials (6.7%)
	Building & Construction Products - Miscellaneous (1.3%)
	Summit Materials LLC
2,425,000	6.125%, 07/15/23	2,461,375

	Chemicals - Specialty (0.5%)
	Ashland LLC
1,000,000	4.750%, 08/15/22	1,005,980

	Containers - Metal/Glass (1.2%)
	Ball Corp.
1,325,000	4.375%, 12/15/20	1,334,937
1,000,000	5.000%, 03/15/22	1,028,750
		2,363,687

	Containers - Paper/Plastic (2.4%)
	Berry Global, Inc.
925,000	5.500%, 05/15/22	933,232
1,325,000	5.125%, 07/15/23	1,313,406

	Graphic Packaging International LLC
1,000,000	4.875%, 11/15/22	1,003,750

	Reynolds Group Issuer, Inc.
675,000	5.125%, 07/15/23 144A	666,563
675,000	7.000%, 07/15/24 144A	689,344
		4,606,295

	Distribution/Wholesale (0.3%)
	Univar USA, Inc.
650,000	6.750%, 07/15/23 144A	670,313

10  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Materials (continued)
	Garden Products (1.0%)
	Scotts Miracle-Gro Co.
$2,000,000	6.000%, 10/15/23	$2,067,500
	Total Materials	13,175,150

	Telecommunication Services (6.7%)
	Cellular Telecom (2.3%)
	Sprint Capital Corp.
1,425,000	6.900%, 05/01/19	1,453,785

	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	724,500

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,497,850
1,000,000	6.000%, 04/15/24	1,035,000
		4,711,135

	Internet Connectivity Services (1.9%)
	Zayo Group LLC
3,625,000	6.000%, 04/01/23	3,688,438

	Satellite Telecom (0.9%)
	Hughes Satellite Systems Corp.
1,625,000	7.625%, 06/15/21	1,728,594

	Telephone - Integrated (1.1%)
	Level 3 Financing, Inc.
1,050,000	6.125%, 01/15/21	1,056,562
1,075,000	5.375%, 08/15/22	1,075,000
		2,131,562

	Television (0.5%)
900,000	LIN Television Corp	918,000
	Total Telecommunication Services	13,177,729

11  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value

	Utilities (0.5%)
	Independent Power Producer (0.5%)
	Vistra Energy Corp.
$1,000,000	7.375%, 11/01/22		$1,045,000
	Total Corporate Bonds (cost $190,266,529)		188,076,029

Shares	Short-Term Investment (2.3%)

4,517,693	Dreyfus Treasury & Agency Cash Management -
	Institutional Shares, 1.76%* (cost $4,517,693)		4,517,693
	Total Investments (cost $194,784,222- note 4)	98.6%	192,593,722
	Other assets less liabilities	1.4	2,644,690
	Net Assets	100.0%	$195,238,412

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

12  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Corporate Bonds	Distribution	Corporate Bonds
Advertising Services	0.8%	Gas - Distribution	1.5%
Aerospace/Defense - Equipment	5.6	Independent Power Producer	0.6
Applications Software	0.3	Internet Connectivity Services	2.0
Building - Heavy Construction	0.7	Internet Content - Entertainment	1.0
Building & Construction Products - Misc.	1.3	Machinery - Construction & Mining	0.6
Cable/Satellite TV	1.5	Medical - HMO	1.7
Casino Hotels	3.4	Medical - Hospitals	3.1
Casino Services	1.9	Medical Equipment	0.6
Casinos & Gaming	4.6	Medical Products	1.1
Cellular Telecom	2.5	Midstream Oil & Gas	4.2
Chemicals - Specialty	0.5	Office Automation & Equipment	0.7
Commercial Services - Finance	0.9	Oil Company - Exploration & Production	2.7
Computer Services	0.9	Oil Refining & Marketing	2.6
Computers	1.1	Physical Therapy/Rehabilitation Centers	1.3
Consulting Services	1.1	Racetracks	1.0
Consumer Products - Miscellaneous	1.2	Radio	0.4
Containers - Metal/Glass	1.3	REITS - Diversified	3.3
Containers - Paper/Plastic	2.4	REITS - Healthcare	1.1
Cruise Lines	1.2	REITS - Hotels	4.1
Data Processing/Management	0.9	REITS - Mortgage	0.5
Dialysis Centers	0.8	REITS - Storage	1.5
Distribution/Wholesale	1.1	Rental Auto/Equipment	0.3
Diversified Manufacturing Operations	1.4	Resorts/Theme Parks	0.6
Diversified Operations	1.4	Rubber/Plastic Products	1.1
Electric Products - Miscellaneous	0.8	Satellite Telecom	0.9
Electronic Components - Semiconductors	1.1	Security Services	1.3
Engineering/R&D Services	0.3	Telecommunication Equipment	2.1
Finance - Other Services	0.5	Telephone - Integrated	1.1
Financial Guarantee Insurance	0.8	Television	0.5
Food - Catering	1.2	Theaters	3.1
Food - Miscellaneous/Diversified	1.0	Transportation - Truck	1.8
Food - Retail	1.3	Travel Services	0.5
Food - Wholesale/Distributors	0.7	Waste Management	0.9
Funeral Service & Related Items	1.9	Web Hosting/Design	0.7
Garden Products	1.1		100.0%

13  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (95.6%)	Value

	Consumer Discretionary (14.8%)
	Casino Hotels (0.6%)
86,416	Boyd Gaming Corp	$2,995,179

	Casino Services (0.8%)
97,523	Eldorado Resorts, Inc.+	3,813,149

	Casinos & Gaming (0.6%)
59,748	Scientific Games Corp.+	2,936,614

	Commercial Services (1.5%)
116,710	ServiceMaster Global Holdings, Inc.+	6,940,744

	Food - Catering (0.3%)
40,028	Aramark Corp	1,485,039

	Funeral Service & Related Items (1.0%)
125,345	Service Corp. International	4,486,098

	Hotels & Motels (2.9%)
19,629	Choice Hotels International, Inc	1,483,952
196,851	Extended Stay America, Inc	4,253,950
83,868	Hilton Worldwide Holdings, Inc	6,638,991
19,101	Wyndham Hotels & Resorts, Inc.+	1,123,712
		13,500,605

	Professional Sports (0.4%)
6,103	Madison Square Garden Co.+	1,893,090

	Racetracks (1.1%)
18,217	Churchill Downs, Inc	5,401,340

	Radio (1.7%)
109,660	Liberty SiriusXM Group - C+	4,974,178
476,701	Sirius XM Holdings, Inc	3,227,266
		8,201,444

	Recreational Centers (0.6%)
65,006	Planet Fitness, Inc.+	2,856,364

14  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Consumer Discretionary (continued)
	Resorts/Theme Parks (1.1%)
46,877	Six Flags Entertainment Corp	$3,283,734
6,144	Vail Resorts, Inc	1,684,623
		4,968,357

	Retail - Restaurants (0.7%)
12,148	Domino’s Pizza, Inc	3,427,801

	Schools (0.5%)
44,473	Bright Horizons Family Solutions, Inc.+	4,559,372

	Theaters (1.0%)
48,344	Live Nation Entertainment, Inc.+	2,348,068
	Total Consumer Discretionary	69,813,264

	Consumer Staples (3.2%)
	Beverages - Non-Alcoholic (0.3%)
85,198	Cott Beverages, Inc	1,410,027

	Beverages - Wine/Spirits (0.9%)
19,130	Constellation Brands, Inc	4,186,983

	Distribution/Wholesale (0.8%)
99,085	Performance Food Group Co.+	3,636,419

	Food - Miscellaneous/Diversified (0.4%)
27,181	Lamb Weston Holdings, Inc	1,862,170

	Food - Wholesale/Distributors (0.8%)
112,230	US Foods Holding Corp.+	4,244,539
	Total Consumer Staples	15,340,138

	Energy (1.4%)
	Pipelines (1.4%)
4,506	Cheniere Energy, Inc.+	2,249,446
60,819	Oneok, Inc	4,246,991
	Total Energy	6,496,437

15  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Financials (14.1%)
	Commercial Banks (3.2%)
15,179	BOK Financial Corp	$1,426,978
19,496	Commerce Bancshares, Inc	1,261,586
13,954	SVB Financial Group+	4,029,357
22,763	Synovus Financial Corp	1,202,569
48,170	TCF Financial Corp	1,185,945
12,713	Texas Capital Bancshares, Inc.+	1,163,240
20,528	Western Alliance Bancorp+	1,162,090
13,460	Wintrust Financial Corp	1,171,693
45,782	Zions Bancorporation	2,412,254
		15,015,712

	Commercial Services - Finance (0.7%)
18,411	Moody’s Corp	3,140,180

	Decision Support Software (1.2%)
32,974	MSCI, Inc	5,454,889

	Fiduciary Banks (0.2%)
11,214	Northern Trust Corp	1,153,808

	Finance - Investment Banker/Broker (2.8%)
68,859	E*TRADE Financial Corp.+	4,211,416
84,446	LPL Financial Holdings, Inc	5,534,591
66,244	TD Ameritrade Holding Corp	3,628,184
		13,374,191

	Finance - Other Services (1.0%)
52,643	Nasdaq, Inc	4,804,727

	Insurance Brokers (0.1%)
25,307	Brown & Brown, Inc	701,763

	Investment Management/Advisor Service (0.7%)
34,548	Raymond James Financial, Inc	3,086,864

16  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Financials (continued)
	Property/Casualty Insurance (1.1%)
5,953	The Hanover Insurance Group, Inc	$711,741
72,012	Progressive Corp.+	4,259,510
		4,971,251

	Real Estate Management/Service (1.7%)
112,310	CBRE Group, Inc.+	5,361,679
15,426	Jones Lang Lasalle, Inc	2,560,562
		7,922,241

	REITS - Diversified (0.3%)
2,729	Equinix, Inc	1,173,170

	REITS - Hotels (0.6%)
36,607	Ryman Hospitality Properties	3,043,872

	Super-Regional Banks - US (0.5%)
26,586	Comerica, Inc	2,417,199
	Total Financials	66,259,867

	Healthcare (13.6%)
	Diagnostic Kits (0.3%)
24,587	Quidel Corp.+	1,635,035

	Disposable Medical Products (0.4%)
5,761	ICU Medical, Inc.+	1,691,718

	Medical Equipment (2.8%)
76,416	Boston Scientific Corp.+	2,498,803
11,104	Edwards Lifesciences Corp.+	1,616,409
51,729	Integra LifeSciences Holding Corp.+	3,331,865
20,684	Teleflex, Inc	5,547,656
		12,994,733

17  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Healthcare (continued)
	Medical Laboratories & Testing Services (2.4%)
45,252	Catalent, Inc.+	$1,895,606
35,867	Charles River Laboratories International, Inc.+	4,026,429
29,268	Laboratory Corp. of America Holdings+	5,254,484
		11,176,519

	Medical Products (1.5%)
37,293	Baxter International, Inc	2,753,715
49,171	Hill-Rom Holdings, Inc	4,294,595
		7,048,310

	Medical - Biomedical/Gene (1.0%)
16,331	Bio-Rad Laboratories, Inc.+	4,712,147

	Medical - Drugs (1.0%)
55,533	Zoetis, Inc	4,730,856

	Medical - HMO (1.1%)
43,563	Centene Corp.+	5,367,397

	Medical - Hospitals (1.0%)
44,515	HCA Healthcare, Inc	4,567,239

	Medical - Outpatient/Home Med (0.4%)
20,364	Amedisys, Inc.+	1,740,307

	Physical Therapy/Rehabilitation Centers (1.0%)
72,715	Encompass Health Corp	4,924,260

	Respiratory Products (0.7%)
32,361	ResMed, Inc	3,351,952
	Total Healthcare	63,940,473

	Industrials (22.3%)
	Advanced Materials/Products (0.6%)
41,206	Hexcel Corp	2,735,254

18  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Industrials (continued)
	Aerospace/Defense - Equipment (3.9%)
13,853	Harris Corp	$2,002,313
42,920	KLX, Inc.+	3,085,948
10,384	L3 Technologies, Inc	1,997,051
21,095	Teledyne Technologies, Inc.+	4,199,171
20,988	TransDigm Group, Inc.+	7,243,798
		18,528,281

	Commercial Services (1.4%)
21,985	Cintas Corp	4,068,764
5,662	CoStar Group, Inc.+	2,336,311
		6,405,075

	Commercial Services - Finance (3.1%)
137,526	IHS Markit Ltd.+	7,094,966
106,223	TransUnion	7,609,816
		14,704,782

	Consulting Services (1.0%)
44,956	Verisk Analytics, Inc.+	4,839,064

	Distribution/Wholesale (3.0%)
103,957	HD Supply Holdings, Inc.+	4,458,716
103,485	KAR Auction Services, Inc	5,670,978
18,516	SiteOne Landscape Supply, Inc.+	1,554,789
7,622	WW Grainger, Inc	2,350,625
		14,035,108

	Diversified Manufacturing Operations (0.6%)
43,318	Textron, Inc	2,855,089

	Electric Products - Miscellaneous (0.4%)
27,499	AMETEK, Inc	1,984,328

	Electronic Components - Miscellaneous (1.0%)
94,301	Sensata Technologies Holding PLC+	4,486,842

19  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Industrials (continued)
	Human Resources (1.4%)
51,217	ASGN, Inc.+	$4,004,657
42,220	Robert Half International, Inc	2,748,522
		6,753,179

	Machinery - Electric Utility (0.4%)
32,434	BWX Technologies, Inc	2,021,287

	Machinery - General Industry (0.8%)
14,186	Roper Technologies, Inc	3,914,059

	Machinery - Pumps (0.4%)
27,317	Xylem, Inc	1,840,619

	Rental Auto/Equipment (0.5%)
15,736	United Rentals, Inc.+	2,322,948

	Retail - Automobile (0.9%)
71,058	Copart, Inc.+	4,019,040

	Transportation - Truck (1.0%)
47,714	XPO Logistics, Inc.+	4,779,989

	Waste Management (1.9%)
68,145	Republic Services, Inc	4,658,392
55,350	Waste Connections, Inc	4,166,748
		8,825,140
	Total Industrials	105,050,084

	Information Technology (25.3%)
	Applications Software (2.1%)
21,332	Intuit, Inc	4,358,234
40,771	PTC, Inc.+	3,824,728
34,335	RealPage, Inc.+	1,891,858
		10,074,820

	Commercial Services - Finance (3.7%)
59,441	Global Payments, Inc	6,627,077

20  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Information Technology (continued)
	Commercial Services - Finance (continued)
27,076	Total System Services, Inc	$2,288,464
20,803	WEX, Inc.+	3,962,555
55,793	Worldpay, Inc.+	4,562,752
		17,440,848
	Computer Data Security (0.8%)
63,744	Fortinet, Inc.+	3,979,538

	Computer Software (2.1%)
43,420	Citrix Systems, Inc	4,552,153
104,358	SS&C Technologies Holdings, Inc	5,416,180
		9,968,333

	Computers (1.0%)
55,330	Dell Technologies, Inc.+	4,679,811

	Computers Memory Devices (0.5%)
30,227	NetApp, Inc	2,373,726

	Consulting Services (1.6%)
94,978	Booz Allen Hamilton Holding Corp	4,153,388
25,318	Gartner, Inc.+	3,364,762
		7,518,150

	Data Processing/Management (4.0%)
38,061	Broadridge Financial Solutions, Inc	4,380,821
22,094	Fair Isaac Corp.+	4,271,212
68,360	Fidelity National Information Services, Inc	7,248,211
39,011	Fiserv, Inc.+	2,890,325
		18,790,569

	Electronic Components - Semiconductor (0.7%)
5,850	Broadcom, Inc	1,419,444
8,155	IPG Photonics Corp.+	1,799,238
		3,218,682

	Electronic Connectors (0.4%)
18,122	TE Connectivity Ltd	1,632,067

21  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)	Value

	Information Technology (continued)
	Electronic Measurement Instruments (1.2%)
84,073	FLIR Systems, Inc	$4,369,274
19,820	Keysight Technologies, Inc.+	1,169,975
		5,539,249

	Internet Security (0.5%)
11,580	Palo Alto Networks, Inc.+	2,379,343

	Office Automation & Equipment (2.4%)
87,870	CDW Corp	7,099,017
28,189	Zebra Technologies Corp.+	4,038,074
		11,137,091

	Semiconductor Components - Integrated Circuits (0.7%)
220,638	Cypress Semiconductor Corp	3,437,540

	Semiconductor Equipment (0.5%)
66,931	Entegris, Inc	2,268,961

	Travel Services (1.0%)
189,810	Sabre Corp	4,676,918

	Web Hosting/Design (1.3%)
23,195	GoDaddy, Inc.+	1,637,567
32,985	VeriSign, Inc.+	4,532,799
		6,170,366

	Wireless Equipment (0.8%)
34,168	Motorola Solutions, Inc	3,976,130
	Total Information Technology	119,262,142

	Materials (0.3%)
	Containers - Paper/Plastic (0.3%)
103,609	Graphic Packaging International, Inc	1,503,367

22  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Shares	Common Stocks (continued)		Value

	Telecommunication Services (0.6%)
	Internet Connectivity Services (0.6%)
77,120	Zayo Group Holdings, Inc.+		$2,813,338
	Total Common Stocks (cost $379,498,895)		450,479,110

	Short-Term Investment (5.0%)
	Dreyfus Treasury & Agency Cash Management -
23,722,370	Institutional Shares, 1.76%* (cost $23,722,370)		23,722,370

	Total Investments (cost $403,221,265 - note 4)	100.6%	474,201,480
	Other assets less liabilities	(0.6)	(2,842,072)
	Net Assets	100.0%	$471,359,408

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

23  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2018 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Common Stocks	Distribution	Common Stocks
Advanced Materials/Products	0.6%	Machinery - Electric Utility	0.4%
Aerospace/Defense - Equipment	4.1	Machinery - General Industry	0.9
Applications Software	2.2	Machinery - Pumps	0.4
Beverages - Non-Alcoholic	0.3	Medical - Biomedical/Gene	1.0
Beverages - Wine/Spirits	0.9	Medical - Drugs	1.1
Casino Hotels	0.7	Medical - HMO	1.2
Casino Services	0.8	Medical - Hospitals	1.0
Casinos & Gaming	0.7	Medical - Outpatient/Home Med	0.4
Commercial Banks	3.3	Medical Equipment	2.9
Commercial Services - Finance	7.8	Medical Laboratories &
Commercial Services	3.0	Testing Services	2.5
Computer Data Security	0.9	Medical Products	1.6
Computer Software	2.2	Office Automation & Equipment	2.5
Computers Memory Devices	0.5	Physical Therapy/
Computers	1.0	Rehabilitation Centers	1.1
Consulting Services	2.8	Pipelines	1.4
Containers - Paper/Plastic	0.3	Professional Sports	0.4
Data Processing/Management	4.2	Property/Casualty Insurance	1.1
Decision Support Software	1.2	Racetracks	1.2
Diagnostic Kits	0.4	Radio	1.8
Disposable Medical Products	0.4	Real Estate Management/Service	1.8
Distribution/Wholesale	3.9	Recreational Centers	0.6
Diversified Manufacturing Operations	0.6	REITS - Diversified	0.3
Electric Products - Miscellaneous	0.4	REITS - Hotels	0.7
Electronic Components - Semiconductor	0.7	Rental Auto/Equipment	0.5
Electronic Components - Miscellaneous	1.0	Resorts/Theme Parks	1.1
Electronic Connectors	0.4	Respiratory Products	0.7
Electronic Measurement Instruments	1.2	Retail - Automobile	0.9
Fiduciary Banks	0.3	Retail - Restaurants	0.8
Finance - Investment Banker/Broker	3.0	Schools	1.0
Finance - Other Services	1.1	Semiconductor Components -
Food - Catering	0.3	Integrated Circuits	0.8
Food - Miscellaneous/Diversified	0.4	Semiconductor Equipment	0.5
Food - Wholesale/Distributors	0.9	Super-Regional Banks - US	0.5
Funeral Service & Related Items	1.0	Theaters	0.5
Hotels & Motels	3.0	Transportation - Truck	1.1
Human Resources	1.5	Travel Services	1.0
Insurance Brokers	0.2	Waste Management	2.0
Internet Connectivity Services	0.6	Web Hosting/Design	1.4
Internet Security	0.5	Wireless Equipment	0.9
Investment Management/Advisor Service	0.7		100.0%

24  | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
ASSETS	INCOME FUND	GROWTH FUND
Investments at value (cost $194,784,222 and
$403,221,265, respectively)	$192,593,722	$474,201,480
Cash	1,558,873	—
Receivable for interest and dividends	2,639,738	289,903
Receivable for Fund shares sold	46,995	187,926
Other assets	21,333	13,141
Total assets	196,860,661	474,692,450
LIABILITIES
Payable for investment securities purchased	1,069,398	—
Payable for Fund shares redeemed	317,007	2,886,259
Management fees payable	105,642	342,180
Dividends payable	67,057	—
Distribution and service fees payable	141	2,848
Accrued expenses	63,004	101,755
Total liabilities	1,622,249	3,333,042
NET ASSETS	$195,238,412	$471,359,408

Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$236,064	$89,121
Additional paid-in capital	201,106,871	340,011,106
Net unrealized appreciation (depreciation)
on investments (note 4)	(2,190,500)	70,980,215
Accumulated net realized gain (loss) on investments	(3,914,237)	61,431,117
Undistributed net investment income (loss)	214	(1,152,151)
	$195,238,412	$471,359,408
CLASS A
Net Assets	$44,932,868	$97,289,062
Capital shares outstanding	5,435,888	1,865,565
Net asset value and redemption price per share	$8.27	$52.15
Maximum offering price per share (100/96 of $8.27 and
100/95.75 of $52.15, respectively, adjusted to the nearest cent) $	8.61	$54.46
CLASS C
Net Assets	$8,513,302	$60,452,213
Capital shares outstanding	1,029,994	1,408,474
Net asset value and offering price per share	8.27	$42.92
Redemption price per share (note 6b)	$8.27	$42.92
CLASS I
Net Assets	$1,348,341	$21,144,169
Capital shares outstanding	163,138	391,576
Net asset value, offering and redemption price per share	$8.27	$54.00
CLASS Y
Net Assets	$140,443,901	$292,473,964
Capital shares outstanding	16,977,330	5,246,470
Net asset value, offering and redemption price per share	$8.27	$55.75

See accompanying notes to financial statements.

25  | Aquila Funds Trust

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2018 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$5,280,035	$262,988
Dividend income
(net of foreign tax withheld of $15,519)	—	2,019,918
Total investment income	5,280,035	2,282,906

Expenses:

Management fees (note 3)	669,159	2,232,488
Distribution and service fees (note 3)	96,470	510,674
Transfer and shareholder servicing agent
fees (note 3)	93,742	383,938
Legal fees	38,846	53,012
Registration fees and dues	37,629	32,947
Trustees’ fees and expenses	34,911	85,938
Fund accounting fees	29,624	38,514
Shareholders’ reports	13,736	28,765
Auditing and tax fees	8,132	12,992
Custodian fees	5,944	10,382
Chief compliance officer services (note 3)	5,511	2,682
Insurance	4,485	13,125
Miscellaneous	16,430	29,600
Total expenses	1,054,619	3,435,057

Net investment income (loss)	4,225,416	(1,152,151)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(3,861,682)	71,292,842
Change in unrealized appreciation (depreciation)
on investments	(3,189,060)	(71,811,375)

Net realized and unrealized gain (loss) on
investments	(7,050,742)	(518,533)
Net change in net assets resulting from
operations	$(2,825,326)	$(1,670,684)

See accompanying notes to financial statements.

26  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017

OPERATIONS:
Net investment income	$4,225,416	$10,390,565
Net realized gain (loss) from securities
transactions	(3,861,682)	2,073,162
Change in unrealized appreciation (depreciation)
on investments	(3,189,060)	(259,266)
Change in net assets resulting from
operations	(2,825,326)	12,204,461

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(919,107)	(2,250,512)
Net realized gain on investments	—	(50,925)

Class C Shares:
Net investment income	(158,725)	(500,211)
Net realized gain on investments	—	(12,403)

Class I Shares:
Net investment income	(26,571)	(69,152)
Net realized gain on investments	—	(1,529)

Class Y Shares:
Net investment income	(3,121,576)	(7,570,770)
Net realized gain on investments	—	(166,798)
Change in net assets from distributions	(4,225,979)	(10,622,300)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,023,503	53,707,905
Reinvested dividends and distributions	3,768,464	9,366,079
Short-term trading redemption fees	—	13,113
Cost of shares redeemed	(37,590,708)	(90,761,044)
Change in net assets from capital share
transactions	(17,798,741)	(27,673,947)
Change in net assets	(24,850,046)	(26,091,786)

NET ASSETS:
Beginning of period	220,088,458	246,180,244
End of period*	$195,238,412	$220,088,458

*Includes undistributed net investment
income of:	$214	$777

See accompanying notes to financial statements.

27  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(unaudited)	December 31, 2017

OPERATIONS:
Net investment income (loss)	$(1,152,151)	$(162,113)
Net realized gain (loss) from securities
transactions	71,292,842	23,481,241
Change in unrealized appreciation (depreciation)
on investments	(71,811,375)	71,073,351
Change in net assets from operations	(1,670,684)	94,392,479

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net realized gain on investments	—	(5,315,931)

Class C Shares:
Net realized gain on investments	—	(4,472,375)

Class I Shares:
Net realized gain on investments	—	(2,003,145)

Class Y Shares:
Net realized gain on investments	—	(17,923,011)
Change in net assets from distributions	—	(29,714,462)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	37,264,827	165,436,287
Reinvested distributions	—	23,570,341
Short-term trading redemption fees	—	28,436
Cost of shares redeemed	(165,392,803)	(276,325,575)
Change in net assets from capital share
transactions	(128,127,976)	(87,290,511)
Change in net assets	(129,798,660)	(22,612,494)

NET ASSETS:
Beginning of period	601,158,068	623,770,562
End of period	$471,359,408	$601,158,068

See accompanying notes to financial statements.

28  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018 (unaudited)

1. Organization

     Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

     Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Effective April 3, 2017, each Fund registered Class F Shares and Class T Shares. As of June 30, 2018, there were no Class F or Class T Shares outstanding.

     All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

29  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2018:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks and
Short-Term Investments	$4,517,693	$474,201,480
Level 2 – Other Significant Observable Inputs	188,076,029	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$192,593,722	$474,201,480

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

30  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2014-2016) or expected to be taken in the Funds' 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2017, Aquila Three Peaks High Income Fund decreased accumulated net realized loss on investments by $221 and decreased accumulated net investment income by $221. On December 31, 2017, Aquila Three Peaks Opportunity Growth Fund increased accumulated net realized loss on investments by $162,113 and increased accumulated net investment losses by $162,113. These reclassifications had no effect on net assets or net asset value per share.

i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

31  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

     For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2019. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

     For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million. Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities.

     For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

32  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

     For the six months ended June 30, 2018, these payments were as follows:

	Annual		Amount
	Distribution Fee	Distribution Fees	Retained by
	Rate on Class A	on Class A	Distributor
Aquila Three Peaks High Income Fund	0.20%	$45,932	$1,702

Aquila Three Peaks Opportunity Growth Fund	0.30%	$152,399	$4,368

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

     For the six months ended June 30, 2018, these payments were as follows:

	Qualified	Shareholder	Amount
	Recipients Fees	Services Fee	Retained by
	on Class C	on Class C	Distributor
Aquila Three Peaks High Income Fund	$37,205	$12,402	$12,477

Aquila Three Peaks Opportunity Growth Fund	$251,456	$83,819	$82,695

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

     With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2018, these payments were made at the average annual rate of 0.40% (0.15% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $2,633 of which $931 related to the Plan and $1,702 related to the Shareholder Services Plan.

33  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

     With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2018, these payments were made at the average annual rate of 0.39% (0.14% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $64,282 of which $22,999 related to the Plan and $41,283 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor) (collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2018, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $12,306 of which the Distributor received $3,625. For the six months ended June 30, 2018, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $77,244 of which the Distributor received $6,887.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

     During the six months ended June 30, 2018, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $171,354,727 and $190,092,311, respectively.

     At June 30, 2018, the aggregate tax cost for all securities was $194,784,222. At June 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $90,380 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $2,280,880 for a net unrealized depreciation of $2,190,500

Aquila Three Peaks Opportunity Growth Fund

     During the six months ended June 30, 2018, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $402,286,601 and $546,033,858, respectively.

34  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

     At June 30, 2018, the aggregate tax cost for all securities was $404,113,608. At June 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $75,868,009 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $5,780,137 for a net unrealized appreciation of $70,087,872.

5. Portfolio Orientation

     Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

     Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

35  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

6. Capital Share Transactions

a) Transactions in Capital Shares of the Funds were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended		Year Ended
	June 30, 2018 (unaudited)		December 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	373,596	$3,132,173	1,003,045	$8,594,615
Reinvested dividends
and distributions	90,703	758,856	220,634	1,893,914
Cost of shares redeemed	(708,155)	(5,935,616)	(1,936,405)	(16,613,716	)(a)
Net change	(243,856)	(2,044,587)	(712,726)	(6,125,187)
Class C Shares:
Proceeds from shares sold	46,273	387,144	187,935	1,611,216
Reinvested dividends
and distributions	16,333	136,709	50,227	431,054
Cost of shares redeemed	(404,383)	(3,396,551)	(852,236)	(7,307,157)
Net change	(341,777)	(2,872,698)	(614,074)	(5,264,887)
Class I Shares:
Proceeds from shares sold	21,107	175,490	33,930	291,929
Reinvested dividends
and distributions	2,746	22,993	7,767	66,759
Cost of shares redeemed	(30,501)	(255,135)	(90,558)	(776,871)
Net change	(6,648)	(56,652)	(48,861)	(418,183)
Class Y Shares:
Proceeds from shares sold	1,462,082	12,328,696	5,031,977	43,210,145
Reinvested dividends
and distributions	340,410	2,849,906	810,787	6,974,352
Cost of shares redeemed	(3,335,669)	(28,003,406)	(7,696,261)	(66,050,187	)(b)
Net change	(1,533,177)	(12,824,804)	(1,853,497)	(15,865,690)
Total transactions in Fund
shares	(2,125,458)	$(17,798,741)	(3,229,158)	$(27,673,947)

(a) Net of short-term trading redemption fees of $8,197 for the year ended December 31, 2017. (See note 6b)

(b) Net of short-term trading redemption fees of $4,916 for the year ended December 31, 2017. (See note 6b)

36  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	100,836	$5,270,958	412,115	$20,920,308
Reinvested distributions	—	—	93,724	4,817,439
Cost of shares redeemed	(255,244)	(13,417,540)	(1,363,236)	(70,288,091	)(a)
Net change	(154,408)	(8,146,582)	(857,397)	(44,550,344)
Class C Shares:
Proceeds from shares sold	49,437	2,136,560	227,410	9,613,487
Reinvested distributions	—	—	74,804	3,176,935
Cost of shares redeemed	(332,162)	(14,351,540)	(800,225)	(34,118,032)
Net change	(282,725)	(12,214,980)	(498,011)	(21,327,610)
Class I Shares:
Proceeds from shares sold	42,406	2,317,097	149,326	7,780,422
Reinvested distributions	—	—	25,239	1,342,699
Cost of shares redeemed	(405,081)	(21,879,588)	(390,715)	(20,311,039	)(b)
Net change	(362,675)	(19,562,491)	(216,150)	(11,187,918)
Class Y Shares:
Proceeds from shares sold	491,010	27,540,212	2,346,772	127,122,070
Reinvested distributions	—	—	259,494	14,233,268
Cost of shares redeemed	(2,063,988)	(115,744,135)	(2,804,438)	(151,579,977	)(c)
Net change	(1,572,978)	(88,203,923)	(198,172)	(10,224,639)
Total transactions in Fund
shares	(2,372,786)	$(128,127,976)	(1,769,730)	$(87,290,511)

(a) Net of short-term trading redemption fees of $2,074 for the year ended December 31, 2017 (See note 6b)

(b) Net of short-term trading redemption fees of $4,337 for the year ended December 31, 2017. (See note 6b)

(c) Net of short-term trading redemption fees of $22,025 for the year ended December 31, 2017. (See note 6b)

b)	Short-Term Trading Redemption Fee: The Funds and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, prior to April 3, 2017, the Funds could impose redemption fees of 1.00% and 2.00% (respectively for Aquila Three Peaks High Income and Aquila Three Peaks Opportunity Growth Fund) of the shares’ redemption value on any redemption of Class A Shares on which a sales charge was not imposed or of Class I and Class Y Shares, if the redemption occurred within 90 days of purchase. The fees were paid to the respective Fund and designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retained the fee charged as paid-in capital which became part of the Fund’s daily net asset value (“NAV”) calculation.

37  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

7. Income Tax Information and Distributions

     Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

     At December 31, 2017, Aquila Three Peaks High Income Fund had post October capital loss deferrals of $52,555 which will be recognized in 2019.

     At December 31, 2017, Aquila Three Peaks Opportunity Growth Fund had post October capital loss deferrals of $8,458,224 which will be recognized in 2019.

     The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

Ordinary income	$10,390,866	$9,041,806	$5,715,906	$—
Long term capital gain	231,434	—	23,998,556	117,366
	$10,622,300	$9,041,806	$29,714,462	$117,366

     As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$777	$—
Accumulated net realized gain	—	127,785
Other accumulated losses	(52,555)	(8,458,224)
Unrealized appreciation
(depreciation)	998,560	141,260,304
	$946,782	$132,929,865

     For Aquila Three Peaks Opportunity Growth Fund, the difference between book and tax unrealized appreciation was due to wash sales.

38  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2018 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

9. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended June 30, 2018.

     It is anticipated that the Credit Facility will be renewed for a 364 day period terminating on August 28, 2019. Upon renewal, the commitment fee is expected to increase to 0.17% per annum. The fee increase is in lieu of a 0.03% upfront fee (an upfront fee of .03% was incurred at the inception of the facility).

39  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$8.55		$8.49		$8.36		$8.38	$8.71	$8.86
Income (loss) from investment operations:
Net investment income(1)	0.17		0.37		0.30		0.31	0.35	0.37
Net gain (loss) on securities (both
realized and unrealized)	(0.28)		0.07		0.13		(0.01)	(0.15)	0.03
Total from investment operations	(0.11)		0.44		0.43		0.30	0.20	0.40
Less distributions (note 7):
Dividends from net investment income	(0.17)		(0.37)		(0.30)		(0.32)	(0.35)	(0.37)
Distributions from capital gains	—		(0.01)		—		—	(0.18)	(0.18)
Total distributions	(0.17)		(0.38)		(0.30)		(0.32)	(0.53)	(0.55)
Net asset value, end of period	$8.27		$8.55		$8.49		$8.36	$8.38	$8.71
Total return (not reflecting sales charge)	(1.34	)%(4)	5.30%		5.20%		3.58%	2.25%	4.64%
Ratios/supplemental data
Net assets, end of period (in thousands)	$44,933		$48,552		$54,302		$67,063	$46,691	$64,170
Ratio of expenses to average net assets	1.13	%(5)	1.12%		1.10%		1.14%	1.14%	1.14%
Ratio of net investment income to average
net assets	4.00	%(5)	4.37%		3.54%		3.73%	3.95%	4.20%
Portfolio turnover rate	87	%(4)	156%		153%		120%	115%	95%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.13	%(5)	1.12%		1.10%		1.20%	1.29%	1.28	%(3)
Ratio of net investment income to average
net assets	4.00	%(5)	4.37%		3.54%		3.66%	3.81%	4.07	%(3)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.13	%(2)(5)	1.12	%(2)	1.10	%(2)	1.14%	1.14%	1.14%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.20% and 4.15%, respectively, for the year ended December 31, 2013.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

40  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$8.55		$8.50		$8.36		$8.38	$8.71	$8.86
Income (loss) from investment operations:
Net investment income(1)	0.13		0.31		0.23		0.25	0.28	0.30
Net gain (loss) on securities (both
realized and unrealized)	(0.28)		0.05		0.14		(0.02)	(0.15)	0.03
Total from investment operations	(0.15)		0.36		0.37		0.23	0.13	0.33
Less distributions (note 7):
Dividends from net investment income	(0.13)		(0.30)		(0.23)		(0.25)	(0.28)	(0.30)
Distributions from capital gains	—		(0.01)		—		—	(0.18)	(0.18)
Total distributions	(0.13)		(0.31)		(0.23)		(0.25)	(0.46)	(0.48)
Net asset value, end of period	$8.27		$8.55		$8.50		$8.36	$8.38	$8.71
Total return (not reflecting CDSC)	(1.73	)%(4)	4.34%		4.49%		2.74%	1.44%	3.81%
Ratios/supplemental data
Net assets, end of period (in thousands)	$8,513		$11,726		$16,871		$17,860	$22,099	$29,154
Ratio of expenses to average net assets	1.93	%(5)	1.92%		1.91%		1.94%	1.94%	1.94%
Ratio of net investment income to average
net assets	3.20	%(5)	3.56%		2.74%		2.96%	3.15%	3.41%
Portfolio turnover rate	87	%(4)	156%		153%		120%	115%	95%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.93	%(5)	1.92%		1.91%		2.01%	2.09%	2.07	%(3)
Ratio of net investment income to average
net assets	3.20	%(5)	3.56%		2.74%		2.89%	3.01%	3.28	%(3)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.93	%(2)(5)	1.92	%(2)	1.91	%(2)	1.94%	1.94%	1.94%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.99% and 3.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

41  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$8.55		$8.50		$8.36		$8.37	$8.72	$8.87
Income (loss) from investment operations:
Net investment income(1)	0.16		0.37		0.29		0.31	0.35	0.37
Net gain (loss) on securities (both
realized and unrealized)	(0.28)		0.05		0.14		(0.01)	(0.18)	0.03
Total from investment operations	(0.12)		0.42		0.43		0.30	0.17	0.40
Less distributions (note 7):
Dividends from net investment income	(0.16)		(0.36)		(0.29)		(0.31)	(0.34)	(0.37)
Distributions from capital gains	—		(0.01)		—		—	(0.18)	(0.18)
Total distributions	(0.16)		(0.37)		(0.29)		(0.31)	(0.52)	(0.55)
Net asset value, end of period	$8.27		$8.55		$8.50		$8.36	$8.37	$8.72
Total return (not reflecting sales charge)	(1.39	)%(4)	5.06%		5.24%		3.61%	1.98%	4.62%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,348		$1,451		$1,857		$1,741	$1,797	$84,621
Ratio of expenses to average net assets	1.23	%(5)	1.22%		1.20%		1.21%	1.13%	1.15%
Ratio of net investment income to average
net assets	3.90	%(5)	4.26%		3.46%		3.70%	4.02%	4.18%
Portfolio turnover rate	87	%(4)	156%		153%		120%	115%	95%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.23	%(5)	1.22%		1.20%		1.28%	1.30%	1.30	%(3)
Ratio of net investment income to average
net assets	3.90	%(5)	4.26%		3.46%		3.63%	3.86%	4.03	%(3)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.23	%(2)(5)	1.22	%(2)	1.20	%(2)	1.21%	1.13%	1.15%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.22% and 4.11%, respectively, for the year ended December 31, 2013.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

42  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$8.56		$8.50		$8.36		$8.38	$8.72	$8.87
Income (loss) from investment operations:
Net investment income(1)	0.17		0.39		0.32		0.33	0.36	0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.29)		0.07		0.14		(0.02)	(0.16)	0.03
Total from investment operations	(0.12)		0.46		0.46		0.31	0.20	0.42
Less distributions (note 7):
Dividends from net investment income	(0.17)		(0.39)		(0.32)		(0.33)	(0.36)	(0.39)
Distributions from capital gains	—		(0.01)		—		—	(0.18)	(0.18)
Total distributions	(0.17)		(0.40)		(0.32)		(0.33)	(0.54)	(0.57)
Net asset value, end of period	$8.27		$8.56		$8.50		$8.36	$8.38	$8.72
Total return (not reflecting sales charge)	(1.36	)%(4)	5.51%		5.55%		3.77%	2.34%	4.85%
Ratios/supplemental data
Net assets, end of period (in thousands)	$140,444		$158,359		$173,150		$102,028	$101,768	$123,344
Ratio of expenses to average net assets	0.93	%(5)	0.92%		0.90%		0.94%	0.94%	0.94%
Ratio of net investment income to average
net assets	4.20%		4.57%		3.77%		3.95%	4.15%	4.40%
Portfolio turnover rate	87	%(4)	156%		153%		120%	115%	95%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.93	%(5)	0.92%		0.90%		1.01%	1.09%	1.06	%(3)
Ratio of net investment income to average
net assets	4.20	%(5)	4.57%		3.77%		3.88%	4.00%	4.28	%(3)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	0.93	%(2)(5)	0.92	%(2)	0.90	%(2)	0.94%	0.94%	0.94%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.98% and 4.36%, respectively, for the year ended December 31, 2013.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

43  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017	2016		2015		2014	2013
Net asset value, beginning of period	$52.38		$47.39	$44.78		$43.69		$38.06	$28.08
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.13)		(0.06)	(0.11)		(0.31)		(0.21)	(0.01)
Net gain (loss) on securities (both
realized and unrealized)	(0.10)		7.76	2.72		2.17		6.19	10.45
Total from investment operations	(0.23)		7.70	2.61		1.86		5.98	10.44
Less distributions (note 7):
Dividends from net investment income	—		—	—		—		—	—
Distributions from capital gains	—		(2.71)	(0.01)		(0.77)		(0.38)	(0.47)
Total distributions	—		(2.71)	(0.01)		(0.77)		(0.38)	(0.47)

Paid-in capital from redemption
fees (note 6b)	—		—	0.01		—		0.03	0.01
Net asset value, end of period	$52.15		$52.38	$47.39		$44.78		$43.69	$38.06
Total return (not reflecting sales charges)	(0.44	)%(4)	16.35%	5.85	%(3)	4.21	%(3)	15.80%	37.22%
Ratios/supplemental data
Net assets, end of period (in thousands)	$97,289		$105,809	$136,347		$133,380		$71,306	$36,198
Ratio of expenses to average net assets	1.38	%(5)	1.38%	1.39%		1.53%		1.55%	1.55%
Ratio of net investment income (loss)
to average net assets	(0.52	)%(5)	(0.12)%	(0.24)%		(0.67)%		(0.52)%	(0.02)%
Portfolio turnover rate	78	%(4)	70%	67%		49%		43%	33%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.38	%(5)	1.38%	1.38%		1.41%		1.58%	2.01	%(2)
Ratio of net investment income (loss) to
average net assets	(0.52	)%(5)	(0.12)%	(0.22)%		(0.56)%		(0.55)%	(0.48	)%(2)

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.38	%(5)	1.38%	1.39%		1.53%		1.55%	1.55%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.91% and (0.38)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(4) Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

44  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017	2016		2015	2014	2013
Net asset value, beginning of period	$43.26		$39.83	$37.91		$37.37	$32.84	$24.45
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)		(0.34)	(0.35)		(0.54)	(0.43)	(0.24)
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		6.48	2.28		1.85	5.34	9.10
Total from investment operations	(0.34)		6.14	1.93		1.31	4.91	8.86
Less distributions (note 7):
Dividends from net investment income	—		—	—		—	—	—
Distributions from capital gains	—		(2.71)	(0.01)		(0.77)	(0.38)	(0.47)
Total distributions	—		(2.71)	(0.01)		(0.77)	(0.38)	(0.47)
Net asset value, end of period	$42.92		$43.26	$39.83		$37.91	$37.37	$32 84
Total return (not reflecting CDSC)	(0.79	)%(4)	15.53%	5.09	%(3)	3.45%(3)	14.96%	36.24%
Ratios/supplemental data
Net assets, end of period (in thousands)	$60,452		$73,163	$87,187		$64,621	$19,391	$12,457
Ratio of expenses to average net assets	2.08	%(5)	2.08%	2.10%		2.25%	2.25%	2.25%
Ratio of net investment income (loss)
to average net assets	(1.23	)%(5)	(0.81)%	(0.92)%		(1.36)%	(1.22)%	(0.82)%
Portfolio turnover rate	78	%(4)	70%	67%		49%	43%	33%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	2.08	%(5)	2.08%	2.08%		2.10%	2.28%	2.63	%(2)
Ratio of net investment loss to
average net assets	(1.23	)%(5)	(0.81)%	(0.91)%		(1.21)%	(1.25)%	(1.19	)%(2)

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	2.08	%(5)	2.08%	2.10%		2.25%	2.25%	2.25%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 2.53% and (1.10)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived mangement fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

45  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$54.23		$48.93	$46.19	$44.94	$39.06	$28.72
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.14)		(0.02)	(0.04)	(0.18)	(0.10)	0.06
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		8.02	2.77	2.16	6.27	10.73
Total from investment operations	(0.23)		8.00	2.73	1.98	6.17	10.79
Less distributions (note 7):
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(2.71)	(0.01)	(0.77)	(0.38)	(0.47)
Total distributions	—		(2.71)	(0.01)	(0.77)	(0.38)	(0.47)
Paid-in capital from redemption fees (note 6b)	—		0.01	0.02	0.04	0.09	0.02
Net asset value, end of period	$54.00		$54.23	$48.93	$46.19	$44.94	$39.06
Total return	(0.42	)%(3)	16.46%	5.95%	4.45%	16.03%	37.64%
Ratios/supplemental data
Net assets, end of period (in thousands)	$21,144		$40,900	$47,486	$26,391	$5,170	$290
Ratio of expenses to average net assets	1.33	%(4)	1.31%	1.31%	1.32%	1.41%	1.18%
Ratio of net investment income (loss)
to average net assets	(0.53	)%(4)	(0.04)%	(0.09)%	(0.38)%	(0.24)%	0.16%
Portfolio turnover rate	78	%(3)	70%	67%	49%	43%	33%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.33	%(4)	1.31%	1.31%	1.32%	1.47%	1.91	%(2)
Ratio of net investment income (loss) to
average net assets	(0.53	)%(4)	(0.04)%	(0.09)%	(0.38)%	(0.30)%	(0.57	)%(2)

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.33	%(4)	1.31%	1.31%	1.32%	1.41%	1.18%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.81% and (0.47)%, respectively, for the year ended December 31, 2013.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

46  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year Ended December 31,
	6/30/18
	(unaudited)		2017	2016		2015		2014	2013
Net asset value, beginning of period	$55.91		$50.27	$47.36		$46.03		$39.96	$29.38
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)		0.10	0.04		(0.18)		(0.09)	0.08
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		8.25	2.87		2.28		6.52	10.96
Total from investment operations	(0.16)		8.35	2.91		2.10		6.43	11.04
Less distributions (note 7):
Dividends from net investment income	—		—	—		—		—	—
Distributions from capital gains	—		(2.71)	(0.01)		(0.77)		(0.38)	(0.47)
Total distributions	—		(2.71)	(0.01)		(0.77)		(0.38)	(0.47)
Paid-in capital from redemption
fees (note 6b)	—		—	0.01		—		0.02	0.01
Net asset value, end of period	$55.75		$55.91	$50.27		$47.36		$46.03	$39.96
Total return (not reflecting sales charges)	(0.29	)%(4)	16.71%	6.16	%(3)	4.52	%(3)	16.15%	37.61%
Ratios/supplemental data
Net assets, end of period (in thousands)	$292,474		$381,286	$352,751		$260,012		$87,120	$41,576
Ratio of expenses to average net assets	1.08	%(5)	1.08%	1.10%		1.25%		1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	(0.23	)%(5)	0.18%	0.08%		(0.37)%		(0.20)%	0.22%
Portfolio turnover rate	78	%(4)	70%	67%		49%		43%	33%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.08	%(5)	1.08%	1.08%		1.10%		1.28%	1.65	%(2)
Ratio of net investment income (loss) to
average net assets	(0.23	)%(5)	0.18%	0.10%		(0.23)%		(0.23)%	(0.17	)%(2)

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.08	%(5)	1.08%	1.10%		1.25%		1.25%	1.25%

_________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.55% and (0.07)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

47  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	1/1/18 –	Value	1/1/18 –	Expense
Class	1/1/18	6/30/18	6/30/18	6/30/18	6/30/18	Ratio
A	$1,000	$986.60	$5.57	$1,019.19	$5.66	1.13%
C	$1,000	$982.70	$9.49	$1,015.22	$9.64	1.93%
I	$1,000	$986.10	$6.06	$1,018.70	$6.16	1.23%
Y	$1,000	$986.40	$4.58	$1,020.18	$4.66	0.93%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above-in the far right column-multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

48  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	1/1/18 –	Value	1/1/18 –	Expense
Class	1/1/18	6/30/18	6/30/18	6/30/18	6/30/18	Ratio
A	$1,000	$995.60	$ 6.83	$1,017.95	$ 6.90	1.38%
C	$1,000	$992.10	$10.27	$1,014.48	$10.39	2.08%
I	$1,000	$995.80	$ 6.58	$1,018.20	$ 6.66	1.33%
Y	$1,000	$997.10	$ 5.35	$1,019.44	$ 5.41	1.08%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above-in the far right column-multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

49  | Aquila Funds Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter and generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2018 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2017, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

		Long-Term
	Ordinary Income	Capital Gains

Aquila Three Peaks High Income Fund	98%	2%

Aquila Three Peaks Opportunity Growth Fund	19%	81%

     Prior to February 15, 2018, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2017 calendar year.

50  | Aquila Funds Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

THREE PEAKS CAPITAL MANAGEMENT, LLC

3750 Dacoro Lane, Suite 100

Castle Rock, Colorado 80109

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Russell K. Okata

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 30, 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 30, 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 30, 2018

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.